LEASES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) lease	Dec. 31, 2022 CNY (¥) lease	Dec. 31, 2021 CNY (¥)
LEASES
Number of operating leases | lease	25	29
Weighted average remaining lease term	2 years 2 months 1 day	2 years 9 months 14 days
Weighted average discount rate	6.56%	6.57%
Operating lease, rental expense	¥ 18,600,344	¥ 18,456,989	¥ 21,599,937
Short term lease expense	3,950,259	3,412,129	3,248,285
Short term lease commitment	3,146,914
Variable cost	0	0	0
Sublease income	¥ 0	¥ 0	¥ 0
Minimum
LEASES
Operating lease remaining term of contract	1 month	1 month
Maximum
LEASES
Operating lease remaining term of contract	54 months	66 months